Note 18 - Derivative Financial Instruments (Details) - Long-Lived Assets Held for Sale (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Note 18 - Derivative Financial Instruments (Details) - Long-Lived Assets Held for Sale [Line Items]
Long-lived assets held for sale	$ 25,200
Long-lived assets held for sale	(16,978)
Long-lived assets held and used	164,792
Long-lived assets held and used	(46,592)
Long-lived assets previously held for sale and currently held and used	12,500
Long-lived assets previously held for sale and currently held and used	2,086
Fair Value, Inputs, Level 2 [Member]
Note 18 - Derivative Financial Instruments (Details) - Long-Lived Assets Held for Sale [Line Items]
Long-lived assets held for sale	25,200
Long-lived assets held and used	164,792
Long-lived assets previously held for sale and currently held and used	$ 12,500